Shareholder Report, Holdings (Details)	Feb. 28, 2026
C000005542 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	86.20%
C000005542 | New York
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000005542 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000005542 | Guam
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000005542 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000005542 | Delaware
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000005542 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005542 | Ground Transportation Revenue
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000005542 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000005542 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000005542 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000005542 | Lease Revenue
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000005542 | General Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000005542 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000005542 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005542 | Industrial & Pollution Control Revenue
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005542 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000193181 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	86.20%
C000193181 | New York
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000193181 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000193181 | Guam
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000193181 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000193181 | Delaware
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000193181 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000193181 | Ground Transportation Revenue
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000193181 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000193181 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000193181 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000193181 | Lease Revenue
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000193181 | General Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000193181 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000193181 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000193181 | Industrial & Pollution Control Revenue
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000193181 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	8.20%